Organization and principal activities (Tables)	6 Months Ended
Dec. 31, 2025
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of details of company and its subsidiaries

Details of the Company and its subsidiaries are set out in the table as follows:

		Percentage of effective ownership		Place of incorporation
Name	Date of incorporation	December 31, 2025	June 30, 2025	or latest redomestication	Principal activities
GMEX Robotics Corporation (formerly known as Fitell Corporation)	April 11, 2022	Parent	Parent	BVI	Investment holdings
KMAS Capital and Investment Pty Ltd	July 26, 2016	100%	100%	Australia	Investment holdings
GD Wellness Pty Ltd	July 22, 2005	100%	100%	Australia	Sales of gym and fitness equipment